Pioneer Investments
				  60 State Street
				 Boston, MA 02109



October 4, 2013



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:  Pioneer Series Trust V (the "Trust")
     Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A (File Nos. 333-129005; 811-21823)


Ladies and Gentlemen:

Attached for filing on behalf of the Trust is Post-Effective
Amendment No. 18 to the Trust's registration statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment
No. 19 under the Investment Company Act of 1940, as amended (the "Amendment").

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act.
The Amendment is being filed for the purpose of registering shares of a new series of the Trust: Pioneer Absolute Return Bond Fund (the "Fund").
The Fund currently intends to offer Class A, Class C, Class K and Class Y shares. The Registration Statement includes (i) the Fund's Class A, Class C, Class K and Class Y shares prospectus, (ii) the Fund's statement of additional information, (iii) Part C, and (iv) exhibits.

If you have any questions or comments on the Registration Statement, please contact Toby R. Serkin (617) 951-8760 or Jeremy B. Kantrowitz (617) 951-8458 of Bingham McCutchen LLP, counsel to the Trust.

Sincerely,


/s/ Thomas Reyes
------------------------
Thomas Reyes


cc:  Christopher J. Kelley
     Toby R. Serkin